Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Jun. 30, 2025
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	30 years
Ancillary facilities of buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Ancillary facilities of buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	30 years
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Electronic devices [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Electronic devices [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years